RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [Abstract]
Schedule of Liabilities Arising from Financing Activities
		Borrowings & derivative financial instruments	Lease liabilities
	Note	US$’000	US$’000

Balance at January 1, 2025	23,24	91,474	12,762
Cash-flows:
Loan drawdown under old term loan		10,000	-
Loan origination costs paid		(339)	-
Interest paid for convertible note		(300)	-
Interest paid for exchangeable notes		(8)	-
Repayment of leases		-	(3,187)
Loan drawdown under new term loan		5,000	-

Non-cash:
Interest charged		308	-
Conversion options on the date of new loan		1,625	-
Additions (related to Right of Use assets)		-	2,110
Exchange adjustment		-	1,099
Accretion interest		3,575	644
Fair value of derivative liability - warrants		(285)	-
Fair value of additional derivative liability - warrants		464	-
Fair value of conversion - warrants		(142)
Interest capitalised on outstanding loans and balances		11,456	-
Fair value movement on contingent liability		(1,871)	-
Non-cash loan modification gain		(1,706)	-
Extinguishment of old term loan		(93,323)	-
Recognition of new term loan		101,947	-

Balance at December 31, 2025		127,875	13,428

		Borrowings & derivative financial instruments	Lease liabilities
	Note	US$’000	US$’000

Balance at January 1, 2024	23,24	55,387	12,566
Cash-flows:
Principal amount loaned – term loan		30,500	-
Loan origination costs paid		(324)	-
Interest paid for senior secured term loan		(6,253)	-
Interest paid for convertible note		(300)	-
Interest paid for exchangeable notes		(8)	-
Repayment of leases		-	(2,503)

Non-cash:
Interest charged		6,561	-
Derivative financial asset at date of issue		28	-
Remeasurement of ROU assets		-	1,764
Additions (related to Right of Use assets)		-	855
Exchange adjustment		-	(512)
Accretion interest		3,214	592
Fair value of derivative liability - warrants		66	-
Fair value of additional derivative liability - warrants		1,066	-
Payment-in-kind (PIK) Interest		3,291	-
Contingent liability		1,813	-
Non-cash loan modification gain		(3,567)	-

Balance at December 31, 2024	23,24	91,474	12,762